SELLING AND MARKETING	12 Months Ended
Dec. 31, 2024
Selling And Marketing
SELLING AND MARKETING

15.	SELLING AND MARKETING

(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022

Salaries and related expenses	$3,692	$3,343	$2,601
Advertising and marketing	585	865	1,739
Travel and conferences	203	157	169
Total	$4,480	$4,365	$4,509

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023